Investment Risks	Mar. 13, 2026
Callodine Equity Income Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Sub-Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Callodine Equity Income Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in equity investments, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign stock markets decline.

•An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Callodine Equity Income Series | Large-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — the Series’ performance could be reduced to the extent its portfolio is holding large-cap stocks.

Callodine Equity Income Series | Small- and mid-cap risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:

•The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.

•The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Callodine Equity Income Series | Dividend-paying investments risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Dividend-paying investments risk — The Series’ investments in dividend-paying securities could cause the Series to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Series’ investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future.

Callodine Equity Income Series | Real estate investment trusts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Real estate investment trusts risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Series. Accordingly, the Series’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Series expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Callodine Equity Income Series | MLP risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP risk — Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, dilution risks and risks related to the general partner’s right to require unitholders to sell their common units at an undesirable time or price due to regulatory changes and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including cash flow growth, cash generating power and distribution coverage.

Callodine Equity Income Series | MLP Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MLP Tax Risk — MLPs generally do not pay U.S. federal income tax at the partnership level. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of your investment in the Series.

Callodine Equity Income Series | BDC risk [Member]
Prospectus [Line Items]
Risk [Text Block]

BDC risk — BDCs are a type of closed-end investment company regulated under the Investment Company Act of 1940 (“1940 Act”). BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. Generally, little public information exists for private and thinly traded companies in which a BDC may invest and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. Series shareholders will indirectly bear the Series’ proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which the Series invests, in addition to the fees and expenses that Series shareholders directly bear in connection with the Series’ own operations. BDC shares are not redeemable at the option of the BDC shareholder and, as with shares of other closed-end funds, they may trade in the secondary market at a discount or premium to their net asset value.

Callodine Equity Income Series | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Callodine Equity Income Series | Fixed income risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed income risk — Because the Series may invest in fixed income securities, you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•Interest rates go up, which will make bond prices go down and reduce the value of the bonds held in the Series’ portfolio.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

Current market conditions may pose heightened risks for the Series. Changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Callodine Equity Income Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When the Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Sub-Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Sub-Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Callodine Equity Income Series | High Yield ("Junk") Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Yield (“Junk”) Bond Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Series to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Default becomes more likely over the long or short term the lower rated the security.

Callodine Equity Income Series | Special situations risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Special situations risk — Investments in special situations may involve greater risks when compared to other investment strategies. Mergers, reorganizations, liquidations or recapitalizations may not be completed on the terms originally contemplated, or may fail. Expected developments may not occur in a timely manner, or at all. Transactions may take longer than originally anticipated, resulting in lower annualized returns than contemplated at the time of investment. Furthermore, failure to anticipate changes in the circumstances affecting these types of investments may result in permanent loss of capital, where the Series may be unable to recoup some or all of its investment.

Callodine Equity Income Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Callodine Equity Income Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Callodine Equity Income Series | Common stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common stock risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Callodine Equity Income Series | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities. In addition, preferred stocks typically do not have voting rights.

Callodine Equity Income Series | Depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Depositary receipts risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Callodine Equity Income Series | Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Risk — The Series may purchase exchange-traded options. The Series’ use of options involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks associated with the Series’ use of options include: (i) there may be an imperfect or no correlation between the movement in prices of options and the instruments underlying them; (ii) the buyer of an option assumes the risk of losing the entire premium invested in the option; (iii) while the Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security; and (iv) there may not be a liquid secondary market for options. Liquidity risk is further described above.

Callodine Equity Income Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Callodine Equity Income Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. In addition, the Advisor and its affiliates may use the Series within discretionary investment accounts, which may hold a substantial portion of the outstanding shares of the Series. Redemptions by these institutions, individuals or accounts in the Series may impact the Series’ liquidity and net asset value (“NAV”). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders. In addition, the Series’ assets may be significantly less during times when these large discretionary accounts or other shareholders are not invested in the Series, which would cause the Series’ remaining shareholders to bear greater portions of the Series’ fixed operating expenses, subject to any fee waiver then in effect.

Callodine Equity Income Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Callodine Equity Income Series | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-diversified risk — The Series is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Series may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Series invests perform poorly, the Series could incur greater losses than it would have had it invested in a greater number of securities. However, the Series intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Class W [Member] | Core Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Core Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Core Bond Series | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Class W [Member] | Core Bond Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Core Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Core Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Core Bond Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Class W [Member] | Core Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Core Bond Series | Risk of mortgage dollar rolls [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Class W [Member] | Core Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Core Bond Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Class W [Member] | Core Bond Series | Inflation protected security risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Class W [Member] | Core Bond Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Core Bond Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Core Bond Series | Municipal bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal bond risk — The Series’ investments in municipal bonds may subject it to the following additional risks:

•Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

Class W [Member] | Core Bond Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk — The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Core Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Credit Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Credit Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Credit Series | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Class W [Member] | Credit Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Credit Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Credit Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Credit Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Credit Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Credit Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Class W [Member] | Credit Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Credit Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Credit Series | Municipal bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal bond risk — The Series’ investments in municipal bonds may subject it to the following additional risks:

•Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

Class W [Member] | Credit Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Credit Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Diversified Tax Exempt Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Diversified Tax Exempt Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Diversified Tax Exempt Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Diversified Tax Exempt Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Diversified Tax Exempt Series | Municipal bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal bond risk — In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Diversified Tax Exempt Series | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Taxation Risk — The Series will rely on the opinion of issuers’ bond counsel on the tax exempt status of interest on municipal bond obligations. Neither the Series nor its Advisors will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Series and its shareholders to substantial tax liabilities. The Series may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Class W [Member] | Diversified Tax Exempt Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | High Yield Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | High Yield Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | High Yield Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | High Yield Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | High Yield Bond Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Class W [Member] | High Yield Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | High Yield Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | High Yield Bond Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | High Yield Bond Series | Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries.

Class W [Member] | High Yield Bond Series | Investment company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment company risk — To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

Class W [Member] | High Yield Bond Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | High Yield Bond Series | Bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Class W [Member] | High Yield Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Systematic High Yield Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Systematic High Yield Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Systematic High Yield Bond Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Systematic High Yield Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Systematic High Yield Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Systematic High Yield Bond Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Class W [Member] | Systematic High Yield Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Systematic High Yield Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Systematic High Yield Bond Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Class W [Member] | Systematic High Yield Bond Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Class W [Member] | Systematic High Yield Bond Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its significant investments in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | Systematic High Yield Bond Series | Bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Class W [Member] | Systematic High Yield Bond Series | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk - Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Class W [Member] | Systematic High Yield Bond Series | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk - Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower-rated investment grade securities and junk bonds.

Class W [Member] | Systematic High Yield Bond Series | Corporate fixed income securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate fixed income securities – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Class W [Member] | Systematic High Yield Bond Series | Privately issued securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Privately issued securities risk - The Series may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A. Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Series.

Class W [Member] | Systematic High Yield Bond Series | Floating rate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Floating rate securities risk – The Series may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Class W [Member] | Systematic High Yield Bond Series | Prepayment and extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment and extension risk – Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Class W [Member] | Systematic High Yield Bond Series | Trust preferred securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trust preferred securities risk – Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, due to the fact that dividend payments will only be paid if interest payments on the underlying objections are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. Such risks include increased credit risk and market value volatility, as well as the risk that the Series may have to liquidate other investments in order to satisfy the distribution requirements applicable to a regulated investment company (“RIC”) if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Series to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Class W [Member] | Systematic High Yield Bond Series | Credit default swap agreement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit default swap agreement risk - The Series’ investments in credit default swaps may subject the Series to greater risks than if the Fund were to invest directly in fixed-income securities. When investing in credit default swaps, the Series is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Series could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the fixed income security or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity and valuation risk.

Class W [Member] | Systematic High Yield Bond Series | New fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund risk – Because the Series is new, investors in the Series bear the risk that the Series may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Series being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Class W [Member] | Systematic High Yield Bond Series | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk - Certain investments held by the Series are generally valued using evaluated prices provided by third-party independent pricing services or, in some cases, using evaluated prices provided by dealers or the Advisor’s valuation committee using fair valuation methodologies. The evaluated prices used by the Series may be different from the evaluated prices or fair value used by other mutual funds or from the evaluated prices at which certain Series’ investments are actually bought and sold. The evaluated prices and fair value of certain Series’ investments may be subject to frequent and significant change and will vary depending on the information that is available to the pricing services providing the evaluated prices and the Advisor when it determines the fair value of the investments.

Class W [Member] | Systematic High Yield Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Class W [Member] | Unconstrained Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Class W [Member] | Unconstrained Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused the interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Class W [Member] | Unconstrained Bond Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Class W [Member] | Unconstrained Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Class W [Member] | Unconstrained Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Class W [Member] | Unconstrained Bond Series | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Class W [Member] | Unconstrained Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Class W [Member] | Unconstrained Bond Series | Risk of mortgage dollar rolls [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Class W [Member] | Unconstrained Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believe is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Class W [Member] | Unconstrained Bond Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Class W [Member] | Unconstrained Bond Series | Inflation protected security risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Class W [Member] | Unconstrained Bond Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Class W [Member] | Unconstrained Bond Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Class W [Member] | Unconstrained Bond Series | Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Class W [Member] | Unconstrained Bond Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Class W [Member] | Unconstrained Bond Series | Bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Class W [Member] | Unconstrained Bond Series | Derivatives risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives risk — The Series is subject to the following risks due to its ability to invest in options, futures, forwards and swaps:

•Derivatives can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a derivative contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its derivatives contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•The Series’ use of forwards and swaps is also subject to the risk that the counterparty to the contract will default or otherwise become unable to honor its obligation to the Series.

Class W [Member] | Unconstrained Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi classes [Member] | Core Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi classes [Member] | Core Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi classes [Member] | Core Bond Series | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Multi classes [Member] | Core Bond Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi classes [Member] | Core Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi classes [Member] | Core Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi classes [Member] | Core Bond Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Multi classes [Member] | Core Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi classes [Member] | Core Bond Series | Risk of mortgage dollar rolls [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Multi classes [Member] | Core Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi classes [Member] | Core Bond Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Multi classes [Member] | Core Bond Series | Inflation protected security risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Multi classes [Member] | Core Bond Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi classes [Member] | Core Bond Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi classes [Member] | Core Bond Series | Municipal bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal bond risk — The Series’ investments in municipal bonds may subject it to the following additional risks:

•Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

Multi classes [Member] | Core Bond Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk — The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi classes [Member] | Core Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi classes [Member] | Credit Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi classes [Member] | Credit Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi classes [Member] | Credit Series | Convertible securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Multi classes [Member] | Credit Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi classes [Member] | Credit Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.

As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi classes [Member] | Credit Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi classes [Member] | Credit Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi classes [Member] | Credit Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi classes [Member] | Credit Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Multi classes [Member] | Credit Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi classes [Member] | Credit Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi classes [Member] | Credit Series | Municipal bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal bond risk — The Series’ investments in municipal bonds may subject it to the following additional risks:

•Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations.

Multi classes [Member] | Credit Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi classes [Member] | Credit Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi classes [Member] | Diversified Tax Exempt Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi classes [Member] | Diversified Tax Exempt Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi classes [Member] | Diversified Tax Exempt Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi classes [Member] | Diversified Tax Exempt Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi classes [Member] | Diversified Tax Exempt Series | Municipal bond risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Municipal bond risk — In addition to the general risks of bond funds, the Series is subject to the following additional risks due to its focus on municipal bonds:

•Changes in the financial condition of municipal issuers may adversely affect the value of the Series’ securities.

•Economic or political changes may affect the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Series.

•Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi classes [Member] | Diversified Tax Exempt Series | Taxation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Taxation Risk — The Series will rely on the opinion of issuers’ bond counsel on the tax exempt status of interest on municipal bond obligations. Neither the Series nor its Advisors will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Series and its shareholders to substantial tax liabilities. The Series may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax applicable to individual taxpayers. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Multi classes [Member] | Diversified Tax Exempt Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi classes [Member] | High Yield Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi classes [Member] | High Yield Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows,

but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi classes [Member] | High Yield Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi classes [Member] | High Yield Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi classes [Member] | High Yield Bond Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Multi classes [Member] | High Yield Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi classes [Member] | High Yield Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi classes [Member] | High Yield Bond Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi classes [Member] | High Yield Bond Series | Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries.

Multi classes [Member] | High Yield Bond Series | Investment company risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment company risk — To the extent the Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

Multi classes [Member] | High Yield Bond Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi classes [Member] | High Yield Bond Series | Bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Multi classes [Member] | High Yield Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi classes [Member] | Systematic High Yield Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi classes [Member] | Systematic High Yield Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi classes [Member] | Systematic High Yield Bond Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi classes [Member] | Systematic High Yield Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi classes [Member] | Systematic High Yield Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi classes [Member] | Systematic High Yield Bond Series | Portfolio turnover risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may engage in active and frequent trading of portfolio securities. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Multi classes [Member] | Systematic High Yield Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi classes [Member] | Systematic High Yield Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. In addition, periodic U.S. Government restrictions on investment in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor believes is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi classes [Member] | Systematic High Yield Bond Series | Risks related to ETFs [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Multi classes [Member] | Systematic High Yield Bond Series | Futures risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Futures risk – The Series is subject to the following risks due to its ability to invest in futures:

•Futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a futures contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

Multi classes [Member] | Systematic High Yield Bond Series | High-yield securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-yield securities risk — The Series is subject to additional risks due to its significant investments in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi classes [Member] | Systematic High Yield Bond Series | Bank loan risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Multi classes [Member] | Systematic High Yield Bond Series | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit risk - Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower-rated investment grade securities and junk bonds.

Multi classes [Member] | Systematic High Yield Bond Series | Corporate fixed income securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate fixed income securities – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Multi classes [Member] | Systematic High Yield Bond Series | Privately issued securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Privately issued securities risk - The Series may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A. Privately issued securities are securities that have not been registered under the 1933 Act and as a result may be subject to legal restrictions on resale. Privately issued securities are generally not traded on established markets. As a result of the absence of a public trading market, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities and may be subject to wide fluctuations in value. Delay or difficulty in selling such securities may result in a loss to the Series.

Multi classes [Member] | Systematic High Yield Bond Series | Floating rate securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Floating rate securities risk – The Series may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.

Multi classes [Member] | Systematic High Yield Bond Series | Prepayment and extension risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment and extension risk – Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Multi classes [Member] | Systematic High Yield Bond Series | Trust preferred securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trust preferred securities risk – Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, due to the fact that dividend payments will only be paid if interest payments on the underlying objections are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. Such risks include increased credit risk and market value volatility, as well as the risk that the Series may have to liquidate other investments in order to satisfy the distribution requirements applicable to a regulated investment company (“RIC”) if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Series to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Multi classes [Member] | Systematic High Yield Bond Series | Credit default swap agreement risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit default swap agreement risk - The Series’ investments in credit default swaps may subject the Series to greater risks than if the Fund were to invest directly in fixed-income securities. When investing in credit default swaps, the Series is exposed to the credit risk of both the counterparty to the credit default swap and the issuer of the underlying reference obligation. The Series could realize a loss on its investment if it does not correctly evaluate the creditworthiness of the issuer of the fixed income security or other reference obligation on which the credit default swap is based, as well as the continued creditworthiness of the counterparty. Investments in credit default swaps also are subject to liquidity and valuation risk.

Multi classes [Member] | Systematic High Yield Bond Series | New fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New fund risk – Because the Series is new, investors in the Series bear the risk that the Series may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Series being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Multi classes [Member] | Systematic High Yield Bond Series | Valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation risk - Certain investments held by the Series are generally valued using evaluated prices provided by third-party independent pricing services or, in some cases, using evaluated prices provided by dealers or the Advisor’s valuation committee using fair valuation methodologies. The evaluated prices used by the Series may be different from the evaluated prices or fair value used by other mutual funds or from the evaluated prices at which certain Series’ investments are actually bought and sold. The evaluated prices and fair value of certain Series’ investments may be subject to frequent and significant change and will vary depending on the information that is available to the pricing services providing the evaluated prices and the Advisor when it determines the fair value of the investments.

Multi classes [Member] | Systematic High Yield Bond Series | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest rate risk - Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.

Multi classes [Member] | Systematic High Yield Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.
Multi classes [Member] | Unconstrained Bond Series | Management risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Multi classes [Member] | Unconstrained Bond Series | Market risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market risk — Because the Series invests in fixed income securities, the value of your investment will fluctuate in response to changes in interest rates and/or credit spreads, even though such changes will not affect the interest income derived from portfolio securities. The value of your investment will also fluctuate in response to changes in repayment speeds. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•U.S. and/or foreign bond markets decline.

•The issuer of a fixed income security owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded; this risk is greater for junk bonds and other lower quality bonds.

•Interest rates rise and/or credit spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds have greater sensitivity to, and will therefore experience greater fluctuations in response to, interest rate changes than shorter-term bonds.

•The issuers of high interest debt obligations pay off the debts earlier than expected when interest rates fall, and the Series has to reinvest the proceeds at lower yields (prepayment risk), or the issuers of lower interest rate debt obligations pay off the debts later than expected when interest rates rise, thus keeping the Series’ assets tied up in lower yield debt obligations (extension risk).

•An epidemic, pandemic or natural disaster, or widespread fear that such events may occur, negatively affects the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Series invests.

Current market conditions may pose heightened risks for the Series. Interest rates in the U.S. are coming off historic lows, but recent changes in government policy have caused the interest rates to rise and there is an increased risk that interest rates will continue to rise in the near future. An increase in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series’ value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Multi classes [Member] | Unconstrained Bond Series | Risks of lower-rated investment grade securities [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks of lower-rated investment grade securities — Securities with the lowest ratings within the investment grade categories carry more risk than those with the highest ratings. When a Series invests in securities in the lower rating categories, the achievement of its goals is more dependent on the Advisor’s ability than would be the case if the Series were to invest in higher-rated securities within the investment grade categories. The Advisor seeks to minimize this risk through investment analysis and attention to current developments in interest rates and economic conditions.

Multi classes [Member] | Unconstrained Bond Series | Sector focus risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector focus risk — Because the Series’ investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series’ share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Multi classes [Member] | Unconstrained Bond Series | Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Multi classes [Member] | Unconstrained Bond Series | Preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Multi classes [Member] | Unconstrained Bond Series | Large redemption risk [Member]
Prospectus [Line Items]
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Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Multi classes [Member] | Unconstrained Bond Series | Risk of mortgage dollar rolls [Member]
Prospectus [Line Items]
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Risk of mortgage dollar rolls — The Series’ mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.

Multi classes [Member] | Unconstrained Bond Series | Foreign securities risk [Member]
Prospectus [Line Items]
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Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign fixed income securities may, at times, move in a different direction than the prices of fixed income securities issued in the United States. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar. The Advisor’s attempt to manage the currency risk described above may not accurately predict movements in currency exchange rates, which could cause the Series to sustain losses. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Series to sell such investments at inopportune times or prevent an investment the Advisor otherwise believe is attractive, each of which could result in losses to the Series. These restrictions may also negatively impact the market for securities of issuers that are similar to those directly impacted by the restrictions resulting in reduced liquidity and price declines in those securities as well.

Multi classes [Member] | Unconstrained Bond Series | Risks related to ETFs [Member]
Prospectus [Line Items]
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Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Multi classes [Member] | Unconstrained Bond Series | Inflation protected security risk [Member]
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Inflation protected security risk — The value of inflation protected fixed income securities, including Treasury Inflation Protected Securities (TIPS), generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Multi classes [Member] | Unconstrained Bond Series | U.S. Government securities risk [Member]
Prospectus [Line Items]
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U.S. Government securities risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources, and, therefore, such obligations are not backed by the full faith and credit of the United States government.

Multi classes [Member] | Unconstrained Bond Series | Mortgage- and asset-backed securities risks [Member]
Prospectus [Line Items]
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Mortgage- and asset-backed securities risks — The Series’ investments in mortgage-backed and asset-backed securities may subject it to the following additional risks:

•Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

•Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Multi classes [Member] | Unconstrained Bond Series | Emerging markets risk [Member]
Prospectus [Line Items]
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Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:

•Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

•Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.

•It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Multi classes [Member] | Unconstrained Bond Series | High-yield securities risk [Member]
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High-yield securities risk — The Series is subject to additional risks due its ability to invest in high-yield securities (junk bonds):

•High-yield securities may underperform other sectors of the bond market, or the market as a whole.

•The performance of high-yield securities tends to be more volatile than that of other sectors of the bond market.

•Given the total size of the high-yield securities market, high-yield securities can be less liquid than investment grade securities.

•The Series’ investments in high-yield securities will subject it to a substantial degree of credit risk because the prospect for repayment of principal and interest of many of these bonds is speculative.

Multi classes [Member] | Unconstrained Bond Series | Bank loan risk [Member]
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Bank loan risk — Investments in bank loans expose the Series to the credit risk of both the financial institution and the underlying borrower. The Series may also have difficulty valuing or disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Multi classes [Member] | Unconstrained Bond Series | Derivatives risk [Member]
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Derivatives risk — The Series is subject to the following risks due to its ability to invest in options, futures, forwards and swaps:

•Derivatives can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of a derivative contract may not correlate perfectly with the underlying investment.

•The Series may not be able to receive amounts payable to it under its derivatives contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.

•The Series’ use of forwards and swaps is also subject to the risk that the counterparty to the contract will default or otherwise become unable to honor its obligation to the Series.

Multi classes [Member] | Unconstrained Bond Series | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Series.